UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

The Advisors' Inner Circle Fund

ACADIAN

# Acadian Emerging Markets Portfolio
# Acadian Emerging Markets Debt Fund

Annual Report

October 31, 2011

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

The Funds file their complete schedules of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a portfolio voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the twelve months from November 1, 2010 to October 31, 2011, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the year ended October 31, 2011, the Acadian Emerging Markets Portfolio returned -8.89%, versus -7.79% for the IFC Investable Index, a widely followed emerging markets benchmark.

Economic and market conditions

Emerging markets as a whole were under heavy pressure throughout much of the reporting period. Demand for riskier assets was weakened by the many uncertainties about the direction of the world economy, sparking a flight to safety as fears escalated about the Greek debt crisis and the potential for contagion risk within the European banking sector. Late in the period, emerging equities got a boost from some key global developments, including signs of progress on the situation in Europe and an improvement in economic data out of the U.S. Looking at emerging regions, Latin America saw the lowest returns, while Asia and the Europe/Middle East/Africa (EMEA) group performed somewhat better. Even within regions, however, there was a healthy diversification of returns, with Korea for example rising significantly even as China fell, and Mexico outperforming Brazil and Peru by a wide margin in the Latin region.

Investment Strategy Used During the Period

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 developing economies and over 6,000 stocks. Our emerging markets process incorporates both country selection and a variety of factors at the stock level. As a result, the Portfolio was invested in over twenty emerging equity markets, with benchmark-relative overweightings in such markets as Taiwan, Korea, Turkey, India, Poland and Thailand. The Portfolio was underweighted in Indonesia, Chile, Mexico, China, Russia and South Africa.

The resulting Portfolio had very attractive valuation characteristics, with a price/book ratio, price/sales ratio and price/earnings ratio all lower than the benchmark index. The Portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index. Consumer discretionary, telecoms and utilities were significant active sector exposures over the year. There was less emphasis on holdings in materials, financials and staples.

Commentary on the Portfolio’s Investment Performance

The Portfolio moderately underperformed its benchmark for the period, with positive return from active stock selection being offset by negative return from active country allocations.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

Stock selection added the most value in China, Korea, Brazil, Mexico, Poland and Turkey. Avoiding Chinese financials and focusing on consumer companies in Korea were two portfolio strategies that worked well over the year. Stock selection overall was most successful in consumer discretionaries, telecoms, materials and utilities. It was less successful in information technology and financials. On the country side, the Portfolio gained from underweighting China and overweighting Korea. However, there was value lost from overweighting India, Poland and Turkey, and underweighting South Africa, Indonesia and Malaysia.

Current Outlook

Over the near term, we see emerging market equities continuing to be caught in the crosswinds of global market volatility – much of which, it should be noted, is being generated by developed markets. The primary focus for investors continues to be on the European crisis and how it may affect global growth in 2012.

Another key point is the U.S. outlook. Despite the increasing importance of domestic consumption, emerging markets will not perform well if growth in the world’s largest economy is in doubt. Data suggest that the U.S. economy is growing, although at a slow pace. However, even after the S&P downgrade, key economic data such as employment, retail sales and industrial production have exceeded expectations. This, in turn, has helped reduce fears of a possible double dip recession. We believe the data will continue to beat expectations, but U.S. growth could remain sluggish.

The last concern that has preoccupied markets is China’s economic slowdown. While the downturn was engineered by policymakers via monetary and prudential tightening in order to cool inflation and foster a necessary economic rebalancing, the potential for a hard landing remains. The most recent data suggests that China is achieving the moderation that its leaders want, although further cooling appears possible.

As always, it is important to remember that emerging markets are an asset category where investors should focus on a long time horizon. We continue to view the emerging asset class very positively in fundamental terms, and believe it forms an essential part of global portfolio diversification.

We hope this information has been helpful.

Sincerely,

Brian K. Wolahan

Senior Vice President

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

The IFC Investable Index is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor’s calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company’s corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

Growth of a $100,000 Investment

*	If the Adviser and/or Portfolio’s service providers had not limited certain expenses, the Portfolio’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives.

The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

(See definition of comparative index on page 3.)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Debt Fund (the “Fund”). This commentary covers the period from inception (December 17, 2010) to October 31, 2011, focusing on the fund’s performance and some of the conditions and decisions that impacted returns.

Fund Performance Review

Since inception through October 31, 2011, the Acadian Emerging Markets Debt Fund returned 3.90%, versus 5.25% for the JPMorgan GBI-EM Global Diversified Index, a standard emerging market debt benchmark that reflects the universe of investable local currency bonds with individual country exposures capped at 10% each.

Economic and Market Conditions

World equity markets were particularly volatile over the period. Improving economic news in some markets contended with the disasters in Japan, political unrest across the Middle East/North Africa region and sovereign debt concerns in Europe. Government bonds reflected this volatility, with yields fluctuating intra-period but ending decidedly lower in major markets. Credit spreads, including high yield and emerging market bonds, trended lower in the first half of the period before reversing direction in the latter half. The U.S. dollar followed a similar pattern, weakening against both major developed and most emerging market currencies through April before rebounding by the end of the period.

Fund Structure

At the inception of the Fund last December, the team reflected its initial preference for an overall underweight in local bond duration. This was due to a general view that emerging markets were experiencing high growth that would generate inflation and central bank tendencies toward higher interest rates. Main underweights at the time were in Indonesia, Thailand, Poland and Malaysia, and some positions were substituted with inflation-linked bonds. Likewise, a strong outlook for the emerging world led the Fund to hold several overweight currency positions for the first part of the year. The Fund also held a number of out-of-index investments in frontier and dollar bonds, in order to capitalize on strong risk appetite and improving growth prospects for frontier countries.

In the first half of the year, decelerating commodity price pressures began to unfold, and the Fund gradually moved to add duration. The intuition was that reduced inflation pressures would allow central banks to pause in their tightening cycles or even ease policy in some cases. The Fund also shed many of its inflation-linked bond holdings and reduced overall holdings of frontier and out-of-index investments to lock in profits. In addition, due to deteriorating growth expectations, overall currency exposures were reduced to a small overweight.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

These changes intensified in the third quarter, as the disinflationary risks of a global slowdown came into view. More duration was added and more currency exposures were reduced. By the end of September, the Fund was roughly neutral in local bond duration. An overall currency underweight at end-September was reversed in October on signs that a resolution phase of the debt crisis in Europe had been reached. At the end of the period, the largest country duration overweights were in Mexico and Peru, with offsetting underweights in Malaysia, Russia, Colombia and Turkey.

Fund Performance

The Fund underperformed the benchmark over the period. All of the Fund’s nominal returns came from bonds over the period, while currencies were a partial offset to total return. Top bond returns came from Indonesia, Venezuela, Brazil and South Africa. The largest losses were realized in Belize. On the currency side, investments in the South African rand, Turkish lira, Polish zloty and Mexican peso lost the most value, with some offset from gains in the Colombian peso, Uruguayan peso and Indonesian rupiah.

Please let us know if we can provide any additional information.

Sincerely,

John L. Peta

Senior Vice President

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

The JPMorgan GBI-EM Global Diversified Index tracks local currency bonds issued by emerging market governments. It limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and investors cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

Growth of a $10,000 Investment

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares.

(See definition of comparative index on page 6.)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

SECTOR WEIGHTINGS† (unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%

	Shares	Value

Argentina — 0.4%
Petrobras Argentina ADR	73,025	$1,022,350
Telecom Argentina ADR	113,725	2,283,598

		3,305,948

Brazil — 12.4%
Banco do Brasil	596,300	9,101,695
Centrais Eletricas Brasileiras ADR	252,446	2,511,837
Cia de Saneamento Basico do Estado de Sao Paulo	214,021	5,838,977
Cia de Saneamento Basico do Estado de Sao Paulo ADR	144,519	7,841,601
Cia de Saneamento de Minas Gerais-COPASA	102,100	1,909,356
Cia Energetica de Minas Gerais ADR	167,870	2,860,505
Cielo	309,900	8,274,231
Cosan	68,530	822,360
Embraer ADR	394,074	10,963,139
Embratel Participacoes	794	4
Petroleo Brasileiro ADR	520,432	14,056,868
Seara Alimentos* (A)	911	3
Telefonica Brasil ADR	483,338	14,026,469
Tim Participacoes	1	5

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Brazil — (continued)
Tim Participacoes ADR	284,590	$7,410,724
Vale ADR, Cl B	1,145,747	29,113,431

		114,731,205

Chile — 1.1%
Administradora de Fondos de Pensiones Provida ADR	2,880	178,042
Cia Cervecerias Unidas ADR	8,587	491,863
Enersis ADR	489,171	9,602,427

		10,272,332

China — 9.0%
Bank of China	12,885,000	4,586,063
Changyou.com ADR*	45,861	1,207,520
China Citic Bank	1,156,000	621,066
China Communications Construction	941,000	709,783
China Petroleum & Chemical	16,882,000	15,966,436
China Southern Airlines*	946,000	527,946
China Sports International	670,000	30,224
China Techfaith Wireless Communication Technology ADR*	46,083	112,903
China Telecom	24,472,000	15,109,776
Dongfeng Motor Group	5,376,000	8,769,888
Harbin Power Equipment	794,000	800,175
Jiangling Motors	67,800	128,357
Luthai Textile	611,200	513,848
Perfect World ADR*	254,778	3,314,662
PetroChina	14,312,000	18,580,451
PICC Property & Casualty	1,024,000	1,420,147
Qingling Motors	918,000	252,491
Renesola ADR*	292,570	667,060
Shanda Games ADR*	250,192	1,273,477
Shanghai Chlor-Alkali Chemical*	384,700	224,778
Shanghai Friendship Group	327,270	491,618
Shanghai Mechanical and Electrical Industry	367,800	404,267
Sinopec Shanghai Petrochemical	2,856,000	1,048,619
Soho China	330,500	235,645
Sohu.com*	83,743	5,058,077
Weiqiao Textile	1,169,500	639,574

		82,694,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Czech Republic — 0.4%
Komercni Banka	17,629	$3,375,357
Pegas Nonwovens	5,000	118,180

		3,493,537

Egypt — 0.3%
Alexandria Mineral Oils	24,485	275,844
Commercial International Bank Egypt SAE	223,642	995,576
Ezz Steel	408,960	415,779
Sidi Kerir Petrochemcials	40,865	87,948
Talaat Moustafa Group*	521,702	314,509
Telecom Egypt	282,406	705,215

		2,794,871

Hong Kong — 2.9%
Chaoda Modern Agriculture Holdings (A)	374,000	52,957
China Minsheng Banking	3,692,500	3,008,096
China Mobile	2,244,500	21,333,319
China Unicom Hong Kong	410,000	824,385
Global Bio-Chemical Technology Group	1,316,000	304,495
Lenovo Group	1,102,000	740,908
TPV Technology	743,594	210,490

		26,474,650

Hungary — 0.0%
Magyar Telekom Telecommunications	143,114	330,910

India — 8.7%
Aditya Birla Nuvo	27,963	514,542
Allahabad Bank	475,087	1,454,212
Amtek Auto	54,771	142,812
Andhra Bank	677,845	1,650,044
Apollo Tyres	2,011,899	2,359,928
Aptech	68,832	172,366
Arvind*	898,923	2,014,465
Balrampur Chini Mills	318,154	347,506
Bank of Baroda	530,557	8,356,186
Bank of India	65,743	447,281
Binani Industries	36,921	100,419
Canara Bank	598,977	5,713,924
Chambal Fertilizers & Chemicals	720,310	1,328,568

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

India — (continued)
Coal India	357,809	$2,427,654
Deccan Chronicle Holdings*	117,886	124,705
Dena Bank	727,830	1,198,850
Everest Kanto Cylinder	27,086	34,047
Gitanjali Gems	242,952	1,727,643
Glenmark Pharmaceuticals	117,962	745,433
Grasim Industries	27,690	1,408,600
Gujarat State Fertilisers & Chemicals	51,767	502,757
Hindustan Petroleum	388,916	2,662,161
IDBI Bank	1,256,380	3,004,279
Indian Bank	396,690	1,756,909
Indian Overseas Bank	649,387	1,361,206
ITC	287,543	1,254,421
Jammu & Kashmir Bank	9,254	159,598
JBF Industries	382,930	972,329
Jubilant Foodworks*	18,373	302,840
MRF	1,146	160,009
NIIT Technologies	156,447	738,149
Oil & Natural Gas	1,215,435	6,908,586
Oriental Bank of Commerce	431,475	2,555,408
Petronet LNG	69,584	229,729
PSL	44,217	56,335
Punjab National Bank	430,585	8,591,612
Rajesh Exports	62,013	189,179
Raymond	36,543	290,699
Sasken Communications Technologies	470,374	1,061,216
SRF	177,925	1,109,123
Syndicate Bank	343,104	759,151
Tata Chemicals	94,441	642,273
Tata Motors	1,775,970	7,165,287
Uflex	195,499	702,962
Union Bank of India	378,329	1,748,700
Vijaya Bank	1,654,439	2,065,865
VIP Industries	292,980	1,042,616

		80,262,584

Indonesia — 1.1%
AKR Corporindo	4,511,500	1,526,637
Bakrie Sumatera Plantations	12,254,500	401,541

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Indonesia — (continued)
Bank Negara Indonesia Persero	4,991,500	$2,237,640
Citra Marga Nusaphala Persada	1,357,000	230,393
Darma Henwa*	8,485,000	74,578
Gajah Tunggal	5,603,000	1,713,878
Indofood Sukses Makmur	3,497,500	2,054,098
Indosat	299,000	179,130
Japfa Comfeed Indonesia	343,000	195,443
Perusahaan Perkebunan London Sumatra Indonesia	760,000	186,975
Sampoerna Agro	1,379,500	466,808
Surya Semesta Internusa*	4,902,000	215,525
Telekomunikasi Indonesia ADR	23,957	809,747

		10,292,393

Israel — 0.0%
IDB Holding*	3,941	59,863

Malaysia — 1.5%
Boustead Heavy Industries	54,000	49,526
Digi.Com	56,100	577,857
DRB-Hicom	466,100	316,145
Genting	286,200	997,161
Hong Leong Bank	51,200	176,189
KUB Malaysia	147,200	33,206
Kulim Malaysia	615,100	716,705
Land & General*	2,277,200	274,874
Malaysia Building Society	469,900	268,606
Proton Holdings	803,100	698,874
RHB Capital	172,900	432,489
Sime Darby	1,120,700	3,233,912
Telekom Malaysia	4,615,200	6,357,288

		14,132,832

Mexico — 1.6%
Alfa, Ser A	408,200	4,715,139
Bio Pappel*	169,500	75,588
Coca-Cola Femsa	25,000	224,944
Coca-Cola Femsa ADR	60,389	5,407,835
Gruma*	79,800	156,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Mexico — (continued)
Grupo Aeroportuario del Pacifico ADR	39,055	$1,353,646
Grupo Aeroportuario del Pacifico	307,051	1,070,529
Grupo Aeroportuario del Sureste ADR	9,054	521,511
Grupo Financiero Banorte	262,000	893,987
Grupo Modelo	110,900	705,863

		15,125,167

Pakistan — 0.3%
Attock Refinery	733,900	1,052,526
Bank Alfalah*	904,800	114,234
Bank of Punjab*	1,350,437	91,564
DG Khan Cement*	1,948,800	471,992
National Bank of Pakistan	298,593	149,750
National Refinery	82,197	306,325
Nishat Mills	763,000	392,923
Pakistan Telecommunication	1,728,382	218,509

		2,797,823

Philippines — 0.2%
DMCI Holdings	428,100	386,563
JG Summit Holdings	376,500	224,853
Metropolitan Bank & Trust	179,240	296,561
Philippine Long Distance Telephone	4,200	234,428
Philippine National Bank*	226,380	286,236
Universal Robina	392,100	430,546

		1,859,187

Poland — 2.9%
Grupa Lotos*	59,319	532,598
KGHM Polska Miedz	220,172	10,631,275
Polski Koncern Naftowy Orlen	831,739	10,271,881
Polskie Gornictwo Naftowe i Gazownictwo	191,568	237,999
Tauron Polska Energia	2,824,186	4,911,713
Telekomunikacja Polska	53,913	285,926

		26,871,392

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Russia — 5.1%
LUKOIL ADR	302,015	$17,493,063
OAO Gazprom ADR	2,135,810	24,759,083
Surgutneftegas ADR	593,431	5,088,911

		47,341,057

Singapore — 0.3%
China Yuchai International	35,390	537,928
Yangzijiang Shipbuilding Holdings	3,013,000	2,231,144

		2,769,072

South Africa — 3.8%
Gold Fields ADR	216,299	3,770,091
Imperial Holdings	436,121	6,450,565
Kumba Iron Ore	79,750	4,740,298
Liberty Holdings	40,944	420,947
Mr Price Group	73,748	710,243
MTN Group	392,996	6,873,026
Sappi	153,751	451,130
Telkom	778,225	3,010,529
Vodacom Group	16,822	190,950
Woolworths Holdings	1,567,740	8,010,058

		34,627,837

South Korea — 21.1%
AtlasBX	262,941	5,010,796
BNG Steel	9,530	120,051
BS Financial Group*	15,290	167,730
Chong Kun Dang Pharm	8,530	164,895
CJ	108,326	7,735,452
CJ CheilJedang	2,519	692,875
Daeduck GDS	24,730	203,049
Daelim Industrial	3,357	289,876
Daesang	540	6,744
Daou Data	44,716	120,074
Daou Technology	19,130	171,832
Dongwoo*	33,525	104,053
Doosan	3,057	385,286
Ecoplastic	228,571	475,776
E-Mart*	772	201,011

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

South Korea — (continued)
Eugene	58,454	$133,262
Global & Yuasa Battery	15,790	549,722
Grand Korea Leisure	9,970	177,028
Green Cross Holdings	13,560	207,157
GS Home Shopping	5,846	557,706
Halim*	18,328	31,547
Halla Engineering & Construction	10,470	135,132
Hana Financial Group	366,500	13,049,641
Hanil E-Wha	199,070	1,816,020
Hankook Tire	49,190	1,956,931
Hanwha	247,820	8,669,066
Hanwha Chemical	86,757	2,251,251
Hite Holdings	14,760	145,961
Honam Petrochemical	31,697	8,618,606
Husteel	22,760	402,233
Hynix Semiconductor	39,550	797,757
Hyosung	26,578	1,527,827
Hyundai Department Store	4,827	689,802
Hyundai Marine & Fire Insurance	10,080	290,916
Hyundai Mipo Dockyard	1,328	143,845
Hyundai Motor	98,701	19,811,988
In the F*	76,100	42,193
Industrial Bank of Korea	107,270	1,403,650
Inzi Controls	5,490	30,016
Jeongmoon Information	107,289	180,110
JNK Heaters	11,233	213,044
KCC	812	196,178
Kia Motors	246,037	15,722,112
Kolon	25,730	574,601
Korea Exchange Bank	218,180	1,609,715
Korea Gas	7,530	253,415
KP Chemical	270,910	3,809,048
Kyeryong Construction Industrial	18,032	237,052
LG	193,259	11,273,040
LG Display	263,590	5,334,583
LG Fashion	4,430	177,757
LIG Insurance	8,350	177,165
Neowiz	6,358	216,642

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

South Korea — (continued)
Nong Shim	990	$193,360
Pacific	1,322	288,231
Paradise	31,376	219,792
Samsung Electronics	47,375	40,649,416
Samsung Heavy Industries	94,790	2,882,394
SBS Media Holdings	50,410	205,146
Shinhan Financial Group	54,995	2,183,651
SK C&C	29,875	4,043,435
SK Chemicals	15,841	1,010,102
SK Holdings	68,576	9,099,330
SK Telecom ADR	266,309	3,938,710
STX Offshore & Shipbuilding	25,560	354,985
Sungwoo Hitech	1,420	23,364
Taekwang Industrial	160	212,187
Taeyoung Engineering & Construction	67,270	355,670
TS	22,368	446,245
Woori Finance Holdings	730,785	6,968,058
Youngone	51,498	1,167,293
Youngone Holdings	21,582	823,723
YTN	66,226	180,087

		194,508,398

Taiwan — 12.7%
Acelon Chemicals & Fiber	4,440	3,198
AmTRAN Technology	319,000	186,443
Asia Vital Components	194,697	134,004
Asustek Computer	77,616	539,817
AU Optronics	10,236,000	4,413,654
Cheng Loong	2,253,680	882,939
Chien Shing Stainless Steel*	656,000	107,770
China Life Insurance	8,846,819	9,809,321
China Manmade Fibers*	2,416,000	855,591
China Metal Products	377,188	302,412
China Motor	2,135,000	2,041,724
China Petrochemical Development	1,389,300	1,614,054
Chin-Poon Industrial	568,000	360,939
Chipbond Technology	198,000	176,103
Chong Hong Construction	531,150	1,236,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Taiwan — (continued)
Chun Yuan Steel	197,230	$81,966
CMC Magnetics*	1,006,000	200,110
Compal Electronics	7,713,169	7,081,827
Coretronic	2,429,000	1,828,058
CSBC Taiwan	420,000	349,312
CTCI	111,000	141,289
E.Sun Financial Holding	659,089	328,605
Elitegroup Computer Systems	642,000	157,719
Far EasTone Telecommunications	176,000	288,733
Feng Hsin Iron & Steel	96,000	161,506
Feng TAY Enterprise	99,640	86,397
Formosa Chemicals & Fibre	1,136,000	3,288,978
Formosa Taffeta	387,000	357,702
FSP Technology	217,357	179,779
Fubon Financial Holding	12,286,947	14,411,445
Gigabyte Technology	171,000	138,579
GigaMedia*	39,900	36,740
Gintech Energy	243,599	303,589
GMI Technology	171,074	58,795
Grand Pacific Petrochemical	3,778,000	1,866,399
Hai Kwang Enterprise	303,571	147,457
Hannstar Board	509,234	227,804
Inventec	6,206,620	2,231,428
Jean	482,000	107,823
Kenda Rubber Industrial	483,550	558,192
King Yuan Electronics	2,127,000	819,165
Leader Electronics	188,673	63,578
Lingsen Precision Industries	935,000	477,509
LITE-ON IT	1,748,349	1,635,390
Lite-On Technology	6,352,533	5,996,899
Long Bon International	365,000	131,539
Macronix International	3,328,351	1,258,195
Mega Financial Holding	3,935,960	3,026,775
Mercuries & Associates	1,461,662	1,553,916
New Asia Construction & Development	616,704	196,373
Nien Hsing Textile	344,267	244,985
Pegatron	1,750,343	1,891,238
Phihong Technology	164,000	215,087

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Taiwan — (continued)
Pou Chen	7,282,270	$5,600,186
Powerchip Technology*	10,993,000	451,016
P-Two Industries	49,000	35,105
Radiant Opto-Electronics	1,455,977	4,281,366
Sanyang Industry	1,036,680	616,202
Sigurd Microelectronics	300,000	211,829
Sinon	291,420	115,097
SinoPac Financial Holdings	2,259,134	731,675
Star Comgistic Capital	172,000	133,906
STATS ChipPAC Taiwan Semiconductor	147,000	99,896
Taishin Financial Holding	6,845,337	2,899,602
Taiwan Business Bank*	1,600,313	522,808
Taiwan Cement	497,000	620,943
Taiwan Life Insurance	446,183	327,288
Taiwan Prosperity Chemical	85,000	242,822
Taiwan Pulp & Paper	634,940	235,844
Taiwan Union Technology	9,000	3,329
Teco Electric and Machinery	3,114,000	1,817,452
Tsann Kuen Enterprise	426,139	912,289
TYC Brother Industrial	177,382	77,986
United Microelectronics	25,149,000	11,046,657
USI	4,215,762	4,501,863
Vanguard International Semiconductor	803,000	286,142
Ve Wong	133,044	96,956
Walsin Technology	1,216,334	378,093
Wan Hai Lines	242,550	125,951
Wellypower Optronics	174,000	100,862
Winbond Electronics*	10,699,000	1,999,082
Wistron	636,999	737,495
Yageo	3,818,000	1,150,549
Yang Ming Marine Transport	3,157,100	1,301,454
Zig Sheng Industrial	471,300	230,072

		116,687,480

Thailand — 3.9%
Advanced Info Service	1,178,100	4,970,256
Airports of Thailand	225,400	278,086
AJ Plast	331,300	170,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares	Value

Thailand — (continued)
Bangchak Petroleum	1,375,900	$772,002
Bangkok Bank	1,124,700	5,424,121
Kasikornbank	59,400	237,051
Kiatnakin Bank	715,800	642,324
Krung Thai Bank	7,982,000	3,912,315
Lanna Resources	234,800	174,995
Major Cineplex Group	743,700	290,248
Property Perfect	24,337,200	495,557
PTT	350,400	3,458,008
Thai Airways International	1,644,100	1,031,619
Thanachart Capital	3,543,000	2,822,567
Total Access Communication	3,587,400	8,584,321
TPI Polene	5,618,700	2,342,200
Vinythai	317,300	146,227

		35,752,643

Turkey — 5.4%
Advansa Sasa Polyester Sanayi*	377,867	336,622
Aksa Akrilik Kimya Sanayii	114,769	295,078
Alarko Holding	114,089	203,623
Anadolu Sigorta	306,550	146,777
Arcelik	1,600,097	6,136,688
Aselsan Elektronik Sanayi Ve Ticaret	202,598	865,825
Aygaz	305,497	1,662,698
Bagfas Bandirma Gubre Fabrik	15,056	1,425,774
Eczacibasi Yatirim Holding Ortakligi	244,570	670,746
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	1,889	2,315
Eregli Demir ve Celik Fabrikalari	2,088,399	4,310,732
Ford Otomotiv Sanayi	23,081	167,938
Gubre Fabrikalari*	22,893	156,920
Haci Omer Sabanci Holding	1,531,185	5,226,127
Ipek Matbacilik Sanayi Ve Ticaret*	178,231	335,236
Is Yatirim Menkul Degerler	180,052	148,950
Kardemir Karabuk Demir Celik Sanayi ve Ticaret*	726,193	336,014
Koza Altin Isletmeleri	45,975	629,418
Koza Anadolu Metal Madencilik Isletmeleri*	608,259	1,400,479
Menderes Tekstil Sanayi ve Ticaret*	373,858	179,348
Petkim Petrokimya Holding*	2,244,024	3,068,434

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

COMMON STOCK – continued

	Shares/Number of Rights	Value

Turkey — (continued)
Pinar Entegre Et ve Un Sanayi	43,360	$148,389
Soda Sanayii	119,148	230,219
Tekfen Holding	153,639	526,320
Tofas Turk Otomobil Fabrikasi	148,324	570,581
Trakya Cam Sanayi	97,381	156,216
Turk Sise ve Cam Fabrikalari	4,499,356	8,598,036
Turk Traktor ve Ziraat Makineleri	96,303	1,791,683
Turkiye Garanti Bankasi	661,221	2,322,041
Turkiye Halk Bankasi	69,304	426,282
Turkiye Is Bankasi	1,186,489	2,760,193
Turkiye Petrol Rafinerileri	104,055	2,346,630
Turkiye Vakiflar Bankasi Tao	1,340,624	2,280,151
Vestel Elektronik Sanayi ve Ticaret*	167,025	196,888

		50,059,371

TOTAL COMMON STOCK (Cost $826,842,273)		877,245,403

PREFERRED STOCK — 3.6%

Brazil — 3.6%
Brasil Telecom ADR	25,785	529,882
Brasil Telecom	368,001	2,536,238
Centrais Eletricas Brasileiras	248,220	3,412,754
Centrais Eletricas de Santa Catarina, Ser B	24,974	538,327
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	39
Cia de Bebidas das Americas ADR	617,787	20,831,777
Cia de Gas de Sao Paulo	8,600	175,858
Cia Energetica do Ceara	8,800	177,897
Eletropaulo Metropolitana Eletricidade de Sao Paulo	288,661	5,213,219
Embratel Participacoes	60	—
Lojas Americanas	3	27
San Carlos Empreendimentos e Participacoes* (A)	455	—
Tractebel Energia, Ser B* (A)	1	—
Universo Online	23,250	255,459

TOTAL PREFERRED STOCK (Cost $29,286,916)		33,671,477

RIGHTS — 0.0%

Property Perfect, Expires (TBD)* (Cost $0)	676,033	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

SHORT-TERM INVESTMENT — 1.3%

	Shares	Value

Union Bank N.A. Diversified Money Market Fiduciary Shares, 0.020% (B) (Cost $10,950,473)	10,950,473	$10,950,473

TOTAL INVESTMENTS — 100.0% (Cost $867,079,662)		$921,867,353

Percentages are based on Net Assets of $922,388,605

*	Non-income producing security.
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2011, was $52,960 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of October 31, 2011.

ADR — American Depositary Receipt

    Cl — Class

  Ser — Series

TBD — To Be Determined

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

The summary of inputs used to value the Portfolio’s net assets as of October 31, 2011 was as follows:

Investments in Securities	Level 1	Level 2†	Level 3		Total
Common Stock
Argentina	$3,305,948	$—	$—		$3,305,948
Brazil	114,731,202	—	3		114,731,205
Chile	10,272,332	—	—		10,272,332
China	11,633,699	71,061,152	—		82,694,851
Czech Republic	—	3,493,537	—		3,493,537
Egypt	—	2,794,871	—		2,794,871
Hong Kong	—	26,421,693	52,957		26,474,650
Hungary	—	330,910	—		330,910
India	3,847,589	76,414,995	—		80,262,584
Indonesia	809,747	9,482,646	—		10,292,393
Israel	—	59,863	—		59,863
Malaysia	—	14,132,832	—		14,132,832
Mexico	15,125,167	—	—		15,125,167
Pakistan	—	2,797,823	—		2,797,823
Philippines	—	1,859,187	—		1,859,187
Poland	—	26,871,392	—		26,871,392
Russia	—	47,341,057	—		47,341,057
Singapore	537,928	2,231,144	—		2,769,072
South Africa	3,770,091	30,857,746	—		34,627,837
South Korea	4,139,721	190,368,677	—		194,508,398
Taiwan	36,740	116,650,740	—		116,687,480
Thailand	—	35,752,643	—		35,752,643
Turkey	—	50,059,371	—		50,059,371

Total Common Stock	168,210,164	708,982,279	52,960		877,245,403
Preferred Stock	33,671,477	—	—	^	33,671,477
Short-Term Investment	10,950,473	—	—		10,950,473

Total Investments in Securities	$212,832,114	$708,982,279	$52,960		$921,867,353

†	Represents securities trading primarily outside of the United States the values of which were adjusted as a result of significant market movements following the close of local trading.
^	Represents securities labeled as Level 3 in which the market value is zero or has been rounded to zero.

Of the Level 1 investments presented above, equity investments amounting to $32,720,279 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock
Beginning balance as of November 1, 2010	$923,772
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(177,518)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(693,294)

Ending balance as of October 31, 2011	$52,960

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

Of the Level 2 investments presented above, equity investments amounting to $923,772 were considered Level 3 investments at the beginning of the period. The primary reason for changes in the classification from Levels 3 and 2 was halted securities resumed trading. Of the Level 3 investments presented above, equity investments amounting to $57,957 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Level 2 to Level 3 was halted trading of Chaoda Modern on September 27, 2011.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

SECTOR WEIGHTINGS† (unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.7%

	Face Amount (000)(1)		Value

Argentina — 2.8%
Argentina Bonos
7.000%, 10/03/15		200	$178,500
Argentine Republic Government International Bond
3.117%, 12/15/35 (A)		1,145	178,048
Provincia de Neuquen Argentina
7.875%, 04/26/21 (B)		150	150,750

			507,298

Bosnia and Herzegovina — 0.9%
Bosnia & Herzegovina Government International Bond
2.502%, 12/11/21 (A)	DEM	298	152,652
Brazil — 8.3%
Brazil Letras do Tesouro Nacional
10.609%, 01/01/14 (C)	BRL	460	214,266
Brazil Notas do Tesouro Nacional Ser B
6.000%, 05/15/15	BRL	188	234,449
6.000%, 08/15/24	BRL	67	84,913
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/13	BRL	172	99,773
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/14	BRL	669	383,919
10.000%, 01/01/15	BRL	230	130,224
10.000%, 01/01/17	BRL	275	151,792
Brazilian Government International Bond
12.500%, 01/05/22	BRL	250	180,964

			1,480,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

GLOBAL BONDS – continued

	Face Amount (000)(1)		Value

Colombia — 0.9%
Republic of Colombia
9.850%, 06/28/27	COP	222,000	$167,688

Congo — 1.1%
Republic of Congo
3.500%, 06/30/13 (D)		290	195,581

Dominican Republic — 3.4%
Dominican Republic International Bond
14.000%, 02/10/12 (B)	DOP	15,000	394,898
14.000%, 02/06/15 (B)	DOP	8,000	211,527

			606,425

Egypt — 0.9%
Egypt Government International Bond
8.750%, 07/18/12 (B)	EGP	1,050	167,036

Germany — 3.0%
Deutsche Bank MTN
6.752%, 06/21/16 (A)	EUR	250	333,892
Kreditanstalt fuer Wiederaufbau MTN
7.125%, 11/15/12	EGP	1,200	193,677

			527,569

Ghana — 2.8%
Ghana Government Bond
13.450%, 02/17/14	GHS	500	309,413
13.000%, 06/02/14	GHS	315	192,618

			502,031

Hungary — 4.0%
Hungary Government Bond
8.000%, 02/12/15	HUF	63,210	292,423
6.500%, 06/24/19	HUF	15,090	64,013
6.000%, 11/24/23	HUF	55,590	215,552
5.500%, 02/12/16	HUF	32,510	137,512

			709,500

Indonesia — 7.1%
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	2,284,000	345,323
10.000%, 02/15/28	IDR	2,403,000	349,862
9.500%, 07/15/31	IDR	1,657,000	232,984

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

GLOBAL BONDS – continued

	Face Amount (000)(1)		Value

Indonesia — (continued)
9.500%, 05/15/41	IDR	1,550,000	$219,507
8.250%, 07/15/21	IDR	1,000,000	128,882

			1,276,558

Ivory Coast — 0.8%
Ivory Coast Government International Bond
2.500%, 12/31/32 (B) (E)		250	135,625

Malaysia — 3.1%
Malaysia Government Bond
4.498%, 04/15/30	MYR	255	88,184
4.378%, 11/29/19	MYR	825	282,361
4.232%, 06/30/31	MYR	355	118,734
4.012%, 09/15/17	MYR	220	73,634

			562,913

Mexico — 8.4%
Mexican Bonos
10.000%, 12/05/24	MXP	3,400	334,749
8.500%, 12/13/18	MXP	3,000	262,476
8.500%, 05/31/29	MXP	3,480	298,490
8.500%, 11/18/38	MXP	3,591	300,616
6.500%, 06/10/21	MXP	4,075	312,692

			1,509,023

Nigeria — 0.6%
International Bank for Reconstruction & Development
7.250%, 11/22/11	NGN	18,000	111,627

Peru — 2.3%
Peruvian Government International Bond
8.200%, 08/12/26 (B)	PEN	260	115,569
6.900%, 08/12/37 (B)	PEN	750	293,868

			409,437

Philippines — 1.3%
Philippine Government International Bond
4.950%, 01/15/21	PHP	10,000	225,886

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

GLOBAL BONDS – continued

	Face Amount (000)(1)		Value

Poland — 7.8%
Poland Government Bond
5.750%, 09/23/22	PLN	1,159	$365,315
5.500%, 04/25/15	PLN	2,110	676,969
5.500%, 10/25/19	PLN	1,120	351,338

			1,393,622

Russia — 2.4%
RusHydro Finance MTN
7.875%, 10/28/15	RUB	2,500	80,227
Russian Foreign Bond
7.850%, 03/10/18 (B)	RUB	10,000	341,009

			421,236

South Africa — 8.8%
South Africa Government Bond
13.500%, 09/15/15	ZAR	2,950	461,062
10.500%, 12/21/26	ZAR	5,294	797,661
7.250%, 01/15/20	ZAR	765	92,952
6.250%, 03/31/36	ZAR	2,345	222,740

			1,574,415

Thailand — 6.9%
Thailand Government Bond
4.875%, 06/22/29	THB	7,785	288,915
3.850%, 12/12/25	THB	8,150	270,412
3.650%, 12/17/21	THB	9,000	295,834
1.200%, 07/14/21	THB	11,000	371,640

			1,226,801

Turkey — 4.0%
Turkey Government Bond
10.500%, 01/15/20	TRY	215	128,564
10.000%, 02/15/12	TRY	190	157,679
10.000%, 06/17/15	TRY	435	250,886
4.000%, 04/29/15	TRY	280	178,920

			716,049

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

GLOBAL BONDS – continued

	Face Amount (000)(1)/ Number of Warrants/ Shares		Value

United Kingdom — 2.1%
Standard Bank MTN
12.390%, 08/12/12(C)	RSD	30,000	$375,329

Uruguay — 2.1%
Uruguay Government International Bond
4.250%, 04/05/27	UYU	6,984	375,236

Venezuela — 4.6%
Petroleos de Venezuela
4.900%, 10/28/14		460	349,600
Venezuela Government International Bond
10.750%, 09/19/13		470	468,825

			818,425

Zambia — 2.3%
Republic of Zambia
8.408%, 11/14/11(C)	ZMK	2,055,000	417,675

TOTAL GLOBAL BONDS (Cost $16,838,584)			16,565,937

WARRANTS — 1.2%

Central Bank of Nigeria, Expires 11/15/20 *		1,250	218,750

TOTAL WARRANTS (Cost $242,500)			218,750

SHORT-TERM INVESTMENT — 6.7%

Union Bank N.A. Diversified Money Market, 0.020% (F) (Cost $653,292)		653,292	653,292

TOTAL INVESTMENTS — 100.6% (Cost $17,734,376)			$17,437,979

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at October 31, 2011, is as follows:

Settlement Date	Currency to Receive (Thousands)		Currency to Deliver (Thousands)		Contract Value	Unrealized Appreciation (Depreciation)
11/2/11	USD	943,000	THB	(29,355,244)	(955,574)	$(12,574)
11/2/11-2/1/12	THB	47,649,370	USD	(1,579,000)	1,549,308	(29,692)
11/14/11	BRL	1,840,725	USD	(1,070,000)	1,068,991	(1,009)
11/14/11	CLP	432,406,800	USD	(877,107)	883,756	6,649
11/14/11	USD	682,000	BRL	(1,218,450)	(707,488)	(25,488)
11/14/11	USD	481,000	CLP	(242,902,000)	(496,445)	(15,445)
11/22/11	MYR	6,757,506	USD	(2,231,649)	2,206,039	(25,610)
11/22/11	USD	585,000	MYR	(1,847,240)	(603,045)	(18,045)
11/23/11	CHF	125,403	USD	(161,000)	143,006	(17,994)
11/23/11	USD	145,000	CHF	(125,664)	(143,304)	1,696
11/30/11	HUF	229,892,800	USD	(1,117,000)	1,040,213	(76,787)
11/30/11	USD	788,000	HUF	(158,548,700)	(717,397)	70,603
11/30/11	VND	8,525,250,000	USD	(405,000)	402,528	(2,472)
12/8/11	PHP	5,775,235	USD	(137,000)	135,261	(1,739)
12/8/11	USD	173,000	PHP	(7,485,710)	(175,322)	(2,322)
12/8/11-7/18/12	TRY	3,625,128	USD	(2,002,000)	2,001,588	(412)
12/8/11-7/18/12	USD	754,000	TRY	(1,408,998)	(773,428)	(19,428)
12/9/11	PEN	1,497,053	USD	(548,430)	552,042	3,612
12/9/11	USD	421,000	PEN	(1,160,206)	(427,828)	(6,828)
12/13/11	PLN	3,731,422	USD	(1,199,000)	1,167,687	(31,313)
12/13/11	USD	466,000	PLN	(1,511,909)	(473,127)	(7,127)
12/14/11	COP	1,605,632,500	USD	(862,062)	860,616	(1,446)
12/14/11	USD	316,559	COP	(588,379,000)	(315,370)	1,189
12/16/11	TWD	5,271,000	USD	(175,000)	176,254	1,254
12/16/11	USD	180,000	TWD	(5,304,600)	(177,378)	2,622
12/20/11	IDR	9,180,799,000	USD	(1,030,965)	1,032,050	1,085
12/20/11	SGD	224,259	USD	(181,000)	178,683	(2,317)
12/20/11	USD	297,000	IDR	(2,750,910,000)	(309,241)	(12,241)
12/20/11	USD	178,000	SGD	(226,719)	(180,643)	(2,643)
12/22/11	MXP	19,987,908	USD	(1,482,397)	1,493,249	10,852
12/22/11	USD	884,931	MXP	(11,995,718)	(896,172)	(11,241)
12/22/11	USD	513,000	ZAR	(4,136,228)	(520,338)	(7,338)
12/22/11	ZAR	7,000,600	USD	(894,000)	880,676	(13,324)
12/23/11	KRW	706,838,000	USD	(629,000)	635,147	6,147
12/23/11	USD	270,000	KRW	(317,205,000)	(285,073)	(15,073)
12/23/11-9/20/12	CNY	7,382,925	USD	(1,150,000)	1,160,778	10,778
1/9/12	USD	177,000	INR	(8,876,550)	(180,278)	(3,278)
1/17/12	EUR	77,185	USD	(109,000)	106,765	(2,235)
1/17/12	USD	975,123	EUR	(712,023)	(984,903)	(9,780)
1/20/12	CZK	3,153,600	USD	(180,000)	175,744	(4,256)
1/20/12	USD	179,000	CZK	(3,257,800)	(181,551)	(2,551)
1/25/12	RUB	40,648,570	USD	(1,299,000)	1,326,270	27,270
7/26/12	UYU	2,296,550	USD	(115,000)	112,967	(2,033)

						$(240,284)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

The summary of counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2011, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	$5,103,159	$(5,183,862)	$(80,703)
HSBC	112,967	(115,000)	(2,033)
UBS	4,569,587	(4,727,135)	(157,548)

			$(240,284)

Currency Legend
BRL	Brazilian Real	HUF	Hungary Forint	RUB	Russian Federation Rouble
CHF	Swiss Franc	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thailand Baht
CNY	China Yuan Renminbi	KRW	Republic of Korea Won	TRY	New Turkish Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwan Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD	U.S. Dollar
DEM	Deutsche Mark	NGN	Nigerian Naira	UYU	Uruguayan Peso
DOP	Dominican Peso	PEN	Peruvian Nuevo Sol	VND	Vietnamese Dong
EGP	Egyptian Pound	PHP	Philippine Peso	ZAR	South African Rand
EUR	Euro Dollar	PLN	Polish Zloty	ZMK	Zambian Kwacha
GHS	Ghanaian Cedi	RSD	Serbian Dinar

Percentages are based on Net Assets of $17,862,424.

(1)	In U.S dollars unless otherwise indicated.
*	Non-income producing security.
(A)	Floating rate security – Rate disclosed is the rate in effect on October 31, 2011.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of October 31, 2011, was $1,810,282 and represented 10.1% of net assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on October 31, 2011. The coupon on a step bond changes on a specified date.
(E)	Security in default on interest payments.
(F)	The rate reported is the 7-day effective yield as of October 31, 2011.

MTN – Medium Term Note

  Ser – Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND OCTOBER 31, 2011

The summary of inputs used to value the Fund’s net assets as of October 31, 2011 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$16,565,937	$—	$16,565,937
Warrants	—	218,750	—	218,750
Cash Equivalent	653,292	—	—	653,292

Total Investments in Securities	$653,292	$16,784,687	$—	$17,437,979

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts – Appreciation*	$—	$143,757	$—	$143,757
Forwards Contracts – Depreciation*	—	(384,041)	—	(384,041)

Total Other Financial Instruments	$—	$(240,284)	$—	$(240,284)

*Forwards Contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

STATEMENTS OF ASSETS AND LIABILITIES

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Assets
Investments, at Value (Cost $867,079,662 and $17,734,376)	$921,867,353	$17,437,979
Receivable for Investment Securities Sold	7,726,365	679,957
Receivable for Capital Shares Sold	3,973,063	1,038
Foreign Currency, at Value (Cost $3,004,395 and $5,368)	3,028,984	5,100
Dividends and Interest Receivable	1,724,042	370,204
Unrealized Gain on Forward Foreign Currency Contracts	—	143,757
Reclaim Receivable	52,858	14
Receivable Due from Adviser	—	25,369
Unrealized Gain on Spot Contracts	—	13,073
Deferred Offering Costs	—	6,387
Prepaid Expenses	22,985	11,507

Total Assets	938,395,650	18,694,385

Liabilities
Payable for Investment Securities Purchased	12,786,579	380,482
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,227,139	32,075
Payable for Capital Shares Redeemed	809,407	—
Payable to Adviser	739,701	9,791
Payable due to Administrator	67,045	1,365
Payable due to Trustees	4,538	91
Chief Compliance Officer Fees Payable	3,901	78
Unrealized Loss on Forward Foreign Currency Contracts	—	384,041
Accrued Expenses	368,735	24,038

Total Liabilities	16,007,045	831,961

Net Assets	$922,388,605	$17,862,424

Net Assets Consist of:
Paid-in Capital	$883,753,842	$17,884,978
Undistributed Net Investment Income	13,929,479	541,551
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(28,878,887)	4,018
Net Unrealized Appreciation (Depreciation) on Investments	54,787,691	(296,397)
Net Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	23,619	(239,651)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(1,227,139)	(32,075)

Net Assets	$922,388,605	$17,862,424

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	52,536,878	1,719,179
Net Asset Value Price Per Share	$17.56	$10.39

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS FOR THE YEAR/PERIOD ENDED OCTOBER 31, 2011

STATEMENTS OF OPERATIONS

	Emerging Markets Portfolio	Emerging Markets Debt Fund*
Investment Income:
Dividends	$33,487,175	$—
Interest	61,981	851,976
Less: Foreign Taxes Withheld	(3,919,927)	(11,974)

Total Income	29,629,229	840,002

Expenses:
Investment Advisory Fees	9,653,470	77,265
Administration Fees	830,815	10,190
Shareholder Servicing Fees	709,127	4,151
Trustees’ Fees	17,281	240
Chief Compliance Officer Fees	10,575	141
Custodian Fees	661,636	37,721
Transfer Agent Fees	255,164	25,008
Audit Fees	20,440	19,524
Legal Fees	55,912	16,363
Filing and Registration Fees	57,617	4,282
Printing Fees	60,548	1,962
Deferred Offering Costs	—	49,795
Interest Expense	452	—
Other Expenses	87,950	6,929

Total Expenses	12,420,987	253,571

Less:
Investment Advisory Fee Waiver	—	(77,265)
Reimbursement of Expenses from Adviser	—	(63,407)
Fees Paid Indirectly — (See Note 4)	(2,577)	(3)

Net Expenses	12,418,410	112,896

Net Investment Income	17,210,819	727,106

Net Realized Gain (Loss) on:
Investments	32,705,453	4,018
Forwards Contracts and Foreign Currency Transactions	(630,740)	(185,555)

Net Realized Gain (Loss) on Investments, Forwards Contracts and Foreign Currency Transactions	32,074,713	(181,537)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(144,138,235)	(296,397)
Foreign Capital Gains Tax on Appreciated Securities.	2,857,456	(32,075)
Forwards Contracts and Foreign Currency Transactions	(56,020)	(239,651)

Net Change in Unrealized Depreciation	(141,336,799)	(568,123)

Net Realized and Unrealized Loss on Investments, Forwards Contracts and Foreign Currency Transactions	(109,262,086)	(749,660)

Net Decrease in Net Assets Resulting from Operations	$(92,051,267)	$(22,554)

*The Fund commenced operations on December 17, 2010.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net Investment Income	$17,210,819	$8,897,365
Net Realized Gain on Investments and Foreign Currency Transactions	32,074,713	43,623,248
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions	(141,336,799)	112,939,045

Net Increase (Decrease) in Net Assets Resulting from Operations	(92,051,267)	165,459,658
Dividends and Distributions:
Net Investment Income	(8,537,003)	(4,779,383)

Total Dividends and Distributions	(8,537,003)	(4,779,383)
Capital Share Transactions:
Issued	425,819,227	357,256,103
Reinvestment of Distributions	4,763,276	3,322,676
Redemption Fees — (See Note 2)	293,304	72,182
Redeemed	(269,877,111)	(212,885,145)

Net Increase in Net Assets from Capital Share Transactions	160,998,696	147,765,816

Total Increase in Net Assets	60,410,426	308,446,091

Net Assets:
Beginning of Year	861,978,179	553,532,088

End of Year (including Undistributed Net Investment Income of $13,929,479 and $6,844,506, respectively)	$922,388,605	$861,978,179

Share Transactions:
Issued	21,925,022	20,312,829
Reinvestment of Distributions	236,979	201,007
Redeemed	(13,949,076)	(12,710,955)
Net Increase in Shares Outstanding from Share Transactions	8,212,925	7,802,881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2011*

Operations:
Net Investment Income	$727,106
Net Realized Loss on Investments, Forwards Contracts, and Foreign Currency Transactions	(181,537)
Net Change in Unrealized Depreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, Forwards Contracts and Foreign Currency Transactions	(568,123)

Net Decrease in Net Assets Resulting from Operations	(22,554)

Capital Share Transactions:
Issued	20,301,962
Reinvestment of Distributions	—
Redemption Fees — (See Note 2)	27,836
Redeemed	(2,444,820)

Net Increase in Net Assets from Capital Share Transactions	17,884,978

Total Increase in Net Assets	17,862,424

Net Assets:
Beginning of Period	—

End of Period (including Undistributed Net Investment Income of $541,551)	$17,862,424

Share Transactions:
Issued	1,960,330
Reinvestment of Distributions	—
Redeemed	(241,151)

Net Increase in Shares Outstanding from Share Transactions	1,719,179

*The Fund commenced operations on December 17, 2010.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Years Ended October 31,
	2011	2010	2009	2008	2007
Net Asset Value,
Beginning of Year	$19.45	$15.16	$13.07	$44.11	$31.28
Income from Operations:
Net Investment Income*	0.35	0.24	0.22	0.53	0.53
Net Realized and Unrealized Gain (Loss)	(2.06)	4.18	5.40	(22.44)	18.34

Total from Operations	(1.71)	4.42	5.62	(21.91)	18.87

Redemption Fees	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.18)	(0.13)	(0.54)	(0.48)	(0.51)
Net Realized Gains	—	—	(2.99)	(8.65)	(5.53)

Total Dividends and Distributions	(0.18)	(0.13)	(3.53)	(9.13)	(6.04)

Net Asset Value, End of Period	$17.56	$19.45	$15.16	$13.07	$44.11

Total Return†	(8.89)%	29.34%	58.69%	(61.74)%	72.00%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$922,389	$861,978	$553,532	$390,413	$1,250,127
Ratio of Expenses to Average Net Assets(1)	1.29%	1.36%	1.49%	1.38%	1.39%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.41%	1.83%	1.87%	1.64%
Portfolio Turnover Rate	49%	74%	115%	102%	59%

*	Per share amounts for the period are based on average outstanding shares.
^	Amount was less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)

The Ratio of Expenses to Average Net Assets for the years ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008, and October 31, 2007, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.29% 1.36%, 1.48%, 1.38%, and 1.38%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Period Ended October 31, 2011*
Net Asset Value,
Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.55
Net Realized and Unrealized Gain (Loss)	(0.18)

Total from Operations	0.37

Redemption Fees	0.02

Dividends and Distributions from:
Net Investment Income	—

Total Dividends and Distributions	—

Net Asset Value, End of Period	$10.39

Total Return***†	3.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$17,862
Ratio of Expenses to Average Net Assets(1)	0.95	%**
Ratio of Expenses to Average Net Assets (excluding waivers, expense reimbursements and fees paid indirectly)(1)	2.14	%**
Ratio of Net Investment Income to Average Net Assets	6.05	%**
Portfolio Turnover Rate	148	%***

*	Commenced operations on December 17, 2010.
**	Annualized.
***	Not Annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee and reimbursed other expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Ratio of Expenses to Average Net Assets for the period ended October 31, 2011, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.95% and 2.14%, respectively.

(2)	Per Share amounts for the period are based on average outstanding shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 38 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio, a non-diversified portfolio and the Acadian Emerging Markets Debt Fund, a non-diversified fund (the “Funds”). The Acadian Emerging Markets Debt Fund commenced operations on December 17, 2010. The investment objective of the Acadian Emerging Markets Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The investment objective of the Acadian Emerging Markets Debt Fund is to generate a high total return through a combination of capital appreciation and income by investing primarily in debt securities of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Funds that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

As of October 31, 2011, the total market value of securities in the Acadian Emerging Markets Portfolio, valued in accordance with fair value procedures, was $709,035,239 or 76.9% of net assets. None of the securities in the Acadian Emerging Markets Debt Fund were valued in accordance with fair value procedures.

The Funds uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds’ Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year/period ended October 31, 2011, there have been no significant changes to the Funds’ fair value methodologies.

For details of the investment classification, refer to the Schedules of Investments for the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year/period ended October 31, 2011, the Funds did not have a liability for any unrecognized tax benefits, other than that noted in the Statement of Assets and Liabilities. The Funds recognize interest and penalties,

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments, which is also indicative of activity during the period.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. In the Acadian Emerging Markets Portfolio, for the year ended October 31, 2011 and October 31, 2010, there were $293,304 and $72,182, respectively, in redemption fees retained. In the Acadian Emerging Markets Debt Fund, for the period ended October 31, 2011, there was $27,836 in redemption fees retained.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. For the Acadian Emerging Markets Debt Fund, as of October 31, 2011, the remaining amount still to be amortized for the Fund was $6,387.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

4. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the “Adviser”), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the year/period ended October 31, 2011, the Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund earned cash management credits of $2,577 and $3, respectively, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement for the Funds, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each fund, as follows:

Emerging Markets Portfolio	1.00%
Emerging Markets Debt Fund	0.65%

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Portfolio’s total annual operating expenses from exceeding 2.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Debt Fund’s total annual operating expenses from exceeding 0.95% of the Fund’s average daily net assets.

6. Investment Transactions:

For the year ended October 31, 2011, the Acadian Emerging Markets Portfolio and the made purchases of $651,436,991 and sales of $465,602,722 of investment securities other than long-term U.S. Government and short-term securities. For the period from December 17, 2010 though October 31, 2011, the Acadian Emerging Markets Debt Fund made purchases of $33,770,770 and sales of $17,620,187 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities for either Fund.

7. Line of Credit:

The Funds entered into an agreement which enables them to participate in a $25 million unsecured committed revolving line of credit with Union Bank N.A., which is set to expire April 18, 2012. The proceeds from the borrowings shall be used to finance the Funds’short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate. For the year ended October 31, 2011, the Acadian Emerging Markets Portfolio had average borrowings of $1,470,264 over a period of 10 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the year were $452. For the period ended October 31, 2011, the Acadian Emerging Markets Debt Fund did not utilize a line of credit with Union Bank N.A. As of October 31, 2011, the Funds had no borrowings outstanding.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses and foreign tax withholding reclassifications. Permanent book and tax differences resulted in the following reclassifications:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain/Loss	Paid-in Capital
Acadian Emerging Markets Portfolio	$(1,588,843)	$1,588,843	$—
Acadian Emerging Markets Debt Fund	(185,555)	185,555	—

These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Acadian Emerging Markets Portfolio
2011	$8,537,003	$—	$8,537,003
2010	4,779,383	—	4,779,383

As of October 31, 2011, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Undistributed Ordinary Income	$15,500,231	$768,188
Capital Loss Carryforwards	(27,553,569)	—
Net Unrealized Appreciation	50,688,108	(590,309)
Other Temporary Differences	(7)	(200,433)

Total Distributable Earnings/(Accumulated Losses)	$38,634,763	$(22,554)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

against future capital gains. At October 31, 2011, the Funds had capital loss carryforwards for the Acadian Emerging Markets Portfolio.

	Expires 10/31/17	Total Capital Loss Carryforwards 10/31/11
Acadian Emerging Markets Portfolio	$27,553,569	$27,553,569

During the year ended October 31, 2011, the Acadian Emerging Markets Portfolio had utilized capital loss carryforwards in the amount of $33,323,608 to offset capital gains. The Acadian Emerging Markets Debt Fund had no capital loss carryforwards as of October 31, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2011, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Portfolio
$ 869,975,725	$137,778,084	$(85,886,456)	$51,891,628
Acadian Emerging Markets Debt Fund
$ 17,756,561	$360,796	$(679,378)	$(318,582)

9. Concentration of Risk:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could reduce their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

Certain securities held by the Acadian Emerging Markets Debt Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. As of October 31, 2011, the total value of these securities represented approximately 10.64% of the net assets of the Acadian Emerging Markets Debt Fund.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At October 31, 2011, the net assets of the Funds were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. Other:

As of October 31, 2011, 83% of the Acadian Emerging Markets Portfolio’s total shares outstanding were held by three record shareholders and 87% of the Acadian Emerging Markets Debt Fund’s total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

11. Loans of Fund Securities:

The Funds may lend fund securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At October 31, 2011, there were no securities on loan for either Fund.

12. Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS OCTOBER 31, 2011

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

Acadian Emerging Markets Portfolio and

Acadian Emerging Markets Debt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the financial position of Acadian Emerging Markets Debt Fund (two of the portfolios constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Funds”) at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period December 17, 2010 (commencement of operations) through October 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2011

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Funds incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual funds. It assumes that the Funds had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Funds in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

	Beginning Account Value 05/01/11	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Acadian Emerging Markets Portfolio
Actual Fund Return	$1,000.00	$819.40	1.30%	$5.96
Hypothetical 5% Return	1,000.00	1,018.66	1.30	6.61
Acadian Emerging Markets Debt Fund
Actual Fund Return	$1,000.00	$933.50	0.95%	$4.64
Hypothetical 5% Return	1,000.00	1,020.40	0.95	4.85

*Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
ROBERT NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 59 yrs. old	Trustee (Since 2011)

Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of November 16, 2011.

Other Directorships

Held by Board Member5

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds; Director of Oregon Transfer Co.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, MortgageIT Holdings, Inc. (December 2005 – January 2007).

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

5

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 68 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).
BETTY L. KRIKORIAN 68 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA 55 yrs. old	Trustee (Since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.

JAMES M. STOREY 80 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.
GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.
OFFICERS
MICHAEL BEATTIE 46 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.
1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

Other Directorships

Held by Board Member4

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP; member of the independent review committee for SEI’s Canadian-registered mutual funds.

None.

None.

4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.
DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.
TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.
JAMES NDIAYE 43 yrs. old	Vice President and Assistant Secretary (Since 2004)	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.
KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

Other Directorships

Held by Board Member

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR
THE ACADIAN EMERGING MARKETS PORTFOLIO (THE “FUND”) (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on May 17-18, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, ownership structure, client base, investment personnel and philosophy, business plan, execution quality, and approach to risk management. The Adviser’s representatives also reviewed the Fund’s portfolio composition with respect to country and sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-today management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board noted that the Fund’s performance was comparable to that of its benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its voluntary expense limitations and fee waiver arrangements with the Fund. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

NOTICE TO SHAREHOLDERS (Unaudited)

	Long Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Rec. Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividend (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit (6)
Acadian Emerging Markets Portfolio	0.00%	100.00%	100.00%	0.00%	93.70%	0.00%	0.08%	0.00%	33.08%
Acadian Emerging Markets Debt Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolios to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors’ Inner Circle Fund – Acadian Emerging who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2011 amounting to $4,219,572 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2011, which shareholders of this Portfolio will receive in late January, 2011. In addition, for the year ended October 31, 2011, gross foreign source income amounted to $32,888,998 for the Acadian Emerging Markets Portfolio.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

One Post Office Square

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-AR-001-1000

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)    The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$209,462	$0	$0	$211,890	$0	$0
(b)	Audit- Related Fees	$11,286	$0	$0	$4,000	$0	$0
(c)	Tax Fees	$56,000	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$341,200	$581	N/A	$259,524	N/A	N/A
(b)	Audit- Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)    Not applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2011	2010
Audit-Related Fees	4%	1.9%
Tax Fees	20%	26.0%
All Other Fees	0%	0%

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $34,500,000 and $0 for 2011 and 2010, respectively.

(g)        The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.

(h)        During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)        Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 5, 2012

*	Print the name and title of each signing officer under his or her signature.